SAFEs (Details) shares in Millions		3 Months Ended		12 Months Ended
	Feb. 14, 2025 USD ($) shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)
Debt and Equity Securities, FV-NI [Line Items]
Fair value of SAFEs, amount				$ 171,080,533
SAFEs [Member]
Debt and Equity Securities, FV-NI [Line Items]
Conversion amount	$ 177,600,000
Increasing in liabilities fair value		6,500,000	$ 100,000
Aggregate gross proceeds from investment		0		$ 72,100,000
Number of crypto currencies			3
Common Stock [Member] | SAFEs [Member]
Debt and Equity Securities, FV-NI [Line Items]
Debt outstanding converted to common stock (in Shares) | shares	16.6
Bitcoin [Member] | SAFEs [Member]
Debt and Equity Securities, FV-NI [Line Items]
Foreign currency held in treasury		$ 64,100,000